UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road

Broomall, PA 19008

215-882-9983

Date of fiscal year end: September 30, 2019

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

Alpha Architect U.S. Quantitative Value ETF

Alpha Architect International Quantitative Value ETF

Alpha Architect U.S. Quantitative Momentum ETF

Alpha Architect International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Annual Report

September 30, 2019

Beginning on June 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ALPHA ARCHITECT ETF TRUST

Empower Investors Through Education | Affordable Alpha

Dear Alpha Architect ETF Trust Shareholders,	November 18, 2019

Thank you for your investment in the Alpha Architect US Quantitative Value ETF (“QVAL”), Alpha Architect International Quantitative Value ETF (“IVAL”), Alpha Architect US Quantitative Momentum ETF (“QMOM”), Alpha Architect International Quantitative Momentum ETF (“IMOM”), and Alpha Architect Value Momentum Trend ETF (“VMOT”), collectively referred to as the “Funds”. The information presented in this letter relates to the operations of the Funds for the fiscal year ended September 30, 2019 (“FY 2019”). On February 1, 2017, QVAL, IVAL, QMOM, and IMOM transitioned from active management to passive management. The performance prior to February 1, 2017 reflects the performance of each of QVAL, IVAL, QMOM, and IMOM while actively managed. Performance after February 1, 2017 reflects each Fund’s current objective of seeking to track the total return performance, before fees and expenses, of its index. Each Fund’s index is based on a proprietary methodology developed by Empirical Finance, LLC and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”).

QVAL seeks to track the Alpha Architect Quantitative Value Index and IVAL seeks to track the Alpha Architect International Quantitative Value Index. Similarly, QMOM seeks to track the Alpha Architect Quantitative Momentum Index and IMOM seeks to track the Alpha Architect International Quantitative Momentum Index.

VMOT is structured as a “fund of funds” ETF that seeks to invest in value and momentum securities (using QVAL and IVAL ETFs for value investments, and QMOM and IMOM for momentum investments) as well as applying trend-rules to the U.S. (QVAL and QMOM) and International (IVAL and IMOM) allocations based on a monthly assessment. VMOT seeks to track the Alpha Architect Value Momentum Trend Index.

The investment strategies and approaches used in managing the Funds generally remain the same, regardless of market conditions. QVAL’s index seeks to identify cheap, high quality stocks in the domestic (US) market. IVAL’s index seeks to identify cheap, high quality stocks in international markets. QMOM’s index seeks to identify stocks with the highest quality momentum in the domestic (US) market. IMOM’s index seeks to identify stocks with the highest quality momentum in international markets. VMOT’s index seeks to identify Value (QVAL and IVAL) and Momentum (QMOM and IMOM) securities in both the domestic (US) market and international markets (through the fund-of-funds structure) while also applying trend-rules based on a monthly assessment. All Funds target mid and large cap equities, either directly (QVAL, IVAL, QMOM, IMOM) or indirectly (VMOT, which holds shares of QVAL, QMOM, IVAL, and IMOM). The standalone Funds (QVAL, QMOM, IVAL, and IMOM) generally hold 50 or fewer positions. QVAL, IVAL, QMOM, and IMOM are diversified funds. In addition, VMOT holds shares of four ETFs and, while it is considered non-diversified, is nonetheless generally more diversified than its individual constituents given its number of positions on a look-through basis.

Regarding domestic stocks, FY 2019 observed several market factors that, in our view, are worth noting. For FY 2019, the S&P 500® Value Total Return Index outperformed the S&P 500® Growth Total Return Index by 2.31%. The FY 2019 result is the opposite of FY2018, when Growth outperformed Value. Internationally, Value underperformed Growth. For FY 2019, the MSCI EAFE® Growth Total Return Index outperformed the MSCI EAFE® Value Total Return Index by 7.14%, highlighting value’s underperformance in developed international markets. The FY 2019 result is much the same as FY2018, when Growth outperformed Value. We like to highlight that concentrated factor strategies focused on a specific style (e.g., value, growth, momentum, and so forth) can deviate greatly from traditional capitalization-weighted portfolios. This deviation from standard passive benchmarks is often more pronounced when factor style portfolios are more concentrated, which is the case for our Funds.

The individual fund performance drivers during the most recent fiscal year/period are outlined below:

QVAL

For FY 2019, QVAL was down 8.37% at its market price and down 8.43% at net asset value (NAV).

The best performing security in the Fund’s portfolio during the period was Lam Research Corp, which was up 53.85%. The second best performing security was Pultegroup Inc, which was up 41.42% for the period. The third best performing security for the period was NVR Inc, which was up 35.69% for the period.

The worst performing security in the Fund’s portfoio during the period was Thor Industries Inc,, which was down 41.32%. The second worst performing security was Kohls Corp., which was down 39.84% for the period. The third worst performing security was Gap Inc., which was down 35.63% for the period.

For FY 2019, QVAL underperformed the S&P 500® Value Total Return Index, which returned 5.56%.

QVAL distributed income to shareholders on a quarterly basis.

IVAL

For FY 2019, IVAL was down 9.91% at its market price and down 10.46% at NAV.

The best performing security in the Fund’s portfolio during the period was Advantest Corp, which was up 105.81%. The second best performing security was Hitachi High-Technologies Co., which was up 34.09% for the period. The third best performing security for the period was Rakuten Inc., which was up 32.13% for the period.

The worst performing security in the Fund’s portfolio during the period was NGK Spark Plug Co. LTD, which was down 40.86%. The second worst performing security was Whitehaven Coal LTD, which was down 39.14% for the period. The third worst performing security was Covestro AG, which was down 37.20% for the period.

For FY 2019, IVAL underperformed the MSCI EAFE® Value Index (USD), which returned -4.31%

IVAL distributed income to shareholders on a quarterly basis.

QMOM

For FY 2019, QMOM was down 11.65% at its market price and down 11.63% at NAV.

The best performing security in the Fund’s portfolio during the period was Coupa Software Inc., which was up 68.86%. The second best performing security was Paycom Software Inc., which was up 59.47% for the period. The third best performing security for the period was Chipotle Mexican Grill Inc., which was up 56.65% for the period.

The worst performing security in the Fund during the period was Inogen Inc,, which was down 55.18%. The second worst performing security was Align Technology Inc., which was down 41.59% for the period. The third worst performing security was Ligand Pharmaceuticals, which was down 39.51% for the period.

For FY 2019, QMOM underperformed the S&P 500® Growth Total Return Index, which returned 3.25%

QMOM distributed income to shareholders on a quarterly basis.

IMOM

For FY 2019, IMOM was down 8.94% at its market price and down 8.45% at NAV.

The best performing security in the Fund’s portfolio during the period was Afterpay Touch Group LTD, which was up 76.72%. The second best performing security was Argenx SE, which was up 35.52% for the period. The third best performing security for the period was Orsted A/S, which was up 35.12% for the period.

The worst performing security in the Fund’s portfolio during the period was Sumitomo Dainippon Pharma Co., which was down 43.15%. The second worst performing security was Micro Focus International, which was down 42.47% for the period. The third worst performing security was Swedish Orphan Biovitrum AB, which was down 40.67% for the period.

For FY 2019, IMOM underperformed the MSCI EAFE® Growth Total Return Index (USD), which returned 2.64%.

IMOM distributed income to shareholders on a quarterly basis.

VMOT

For FY 2019, VMOT was down 18.44% at its market price and down 18.43% at NAV.

At times, VMOT will employ hedging when the trend-following signals are “triggered”. During FY 2019, these rules were triggered at various times, and the hedging hurt performance.

For FY 2019, VMOT underperformed the MSCI World Index Gross (USD), which returned 2.42%.

VMOT distributed income to shareholders on a quarterly basis.

Please note, returns of the best/worst performers cited above reflect the returns of the stocks during the time period held by the Funds, not necessary for the entire fiscal year.

We appreciate your continued investment in the Funds.

Sincerely,

Wesley R. Gray Ph.D.

Chief Executive Officer

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not at net asset value, (“NAV”)), and are not individually redeemed from the Funds. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were traded at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of the close of regular trading on the exchange, normally 4:00 p.m. Eastern Time.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Any offering must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy, hold or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

RISKS

Investments involve risk. Principal loss is possible.

Non-diversification Risk. Because VMOT is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Funds’ Shares and greater risk of loss.

Value Style Risk. Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Funds using a momentum strategy may suffer.

Quantitative Management Risk. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends.

Foreign Security Risk. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Small Company Risk. Investments in smaller companies involve limited liquidity and greater volatility than larger companies.

Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons, including fund operating expenses and portfolio transaction costs not incurred by an index and a fund may not be fully invested in securities of an index or may hold securities not included in an index.

High Portfolio Turnover Rate Risk. High portfolio turnover could increase a Fund’s transactions costs, resulting in taxable distributions to shareholders and negatively impact performance.

Derivatives Risk. Derivatives can be volatile and involve various types of degrees of risks including hedging risks. The use of derivatives in connection with the VMOT index’s hedging strategies may expose the index (and therefore the Fund) to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity securities.

Fund of Funds Risk. VMOT primarily invests in other funds and its performance largely depends on the investment performance of those underlying Alpha Architect ETFs. An investor will indirectly bear the principal risks and its share of fees and expenses of the underlying funds.

INDICES

The S&P 500® Value Index represents the value companies of the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The S&P 500® Growth Index represents the growth companies of the S&P 500® Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

The MSCI EAFE® Value Index captures large and mid-cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the U.S. and Canada. The MSCI EAFE® Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across Developed Markets countries around the world, excluding the U.S. and Canada. The MSCI World Index is designed to represent the performance of large and mid-cap stocks across 23 developed markets.

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depository receipts with the potential for capital appreciation.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities or their depository receipts with positive momentum.

The Alpha Architect Value Momentum Trend Index will be composed primarily of the other ETFs advised by the Adviser which invest in either domestic or international equity securities and employ either a “momentum” or “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Indices do not incur any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Alpha is defined as the excess return of the fund relative to the return of the benchmark index.

The Funds are distributed by Quasar Distributors, LLC. The Funds’ investment advisor is Empowered Funds, LLC, which is doing business as Alpha Architect.

Alpha Architect U.S. Quantitative Value ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since Inception
	1 Year	(10/21/2014)
Alpha Architect U.S. Quantitative Value ETF	(8.43%)	3.61%
S&P 500® Value Index	5.56%	8.92%
Alpha Architect U.S. Quantitative Value Index	(8.53%)	3.88%

The S&P® 500 Value Index is a measure of value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500®.

The Alpha Architect U.S. Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

*	This chart assumes an initial gross investment of $10,000 made on October 21, 2014. Returns shown include the reinvestment of all dividends and other distributions. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2019 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF

Sector[1]	% of Net Assets
Manufacturing	53.2%
Retail Trade	13.3%
Wholesale Trade	7.3%
Finance and Insurance	6.4%
Administrative and Support and Waste Management and Remediation Services	4.9%
Transportation and Warehousing	4.8%
Information	2.5%
Construction	2.5%
Accommodation and Food Services	2.5%
Professional, Scientific, and Technical Services	2.4%
Money Market Fund	0.1%
Other Assets	0.1%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations above are broad based groupings that are not considered when complying with industry diversification and concentration requirements.

Alpha Architect International Quantitative Value ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since Inception
	1 Year	(12/16/2014)
Alpha Architect International Quantitative Value ETF	(10.46%)	3.65%
MSCI EAFE Value Index	(4.31%)	3.05%
Alpha Architect International Quantitative Value Index	(10.03%)	4.25%

The MSCI EAFE Value Index captures large and mid-cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 487 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depository receipts with the potential for capital appreciation.

*	This chart assumes an initial gross investment of $10,000 made on December 16, 2014. Returns shown include the reinvestment of all dividends and other distributions. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments
As of September 30, 2019 (Unaudited)

Alpha Architect International Quantitative Value ETF

Sector[1]	% Net Assets
Consumer Discretionary	20.4%
Materials	16.0%
Industrials	10.4%
Energy	10.2%
Manufacturing	7.4%
Information Technology	6.1%
Electrical Equipment	5.2%
Machinery	4.5%
Automobiles	3.5%
Information	2.7%
Household Products	2.4%
Mining, Quarrying, and Oil and Gas Extraction	2.2%
Financials	2.2%
Metal Ore Mining	2.1%
Arts, Entertainment, and Recreation	2.0%
Utilities	1.5%
Money Market Fund	0.4%
Hotels, Restaurants & Leisure (a)	0.0%
Oil & Gas & Consumable Fuels (a)	0.0%
Other Assets	0.8%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations above are broad based groupings that are not considered when complying with industry diversification and concentration requirements.

(a)	less than 0.05%

Alpha Architect U.S. Quantitative Momentum ETF
Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since Inception
	1 Year	(12/1/2015)
Alpha Architect U.S. Quantitative Momentum ETF	(11.63%)	5.04%
S&P 500® Growth Index	3.25%	13.16%
Alpha Architect U.S. Quantitative Momentum Index	(11.24%)	6.13%

The S&P 500® Value Index is a measure of value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500®.

The Alpha Architect U.S. Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

*	This chart assumes an initial gross investment of $10,000 made on December 1, 2015. Returns shown include the reinvestment of all dividends and other distributions. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2019 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF

Sector[1]	% of Net Assets
Manufacturing	35.7%
Information	21.2%
Professional, Scientific, and Technical Services	13.3%
Finance and Insurance	12.3%
Administrative and Support and Waste Management and Remediation Services	6.1%
Wholesale Trade	5.3%
Mining, Quarrying, and Oil and Gas Extraction	2.0%
Accommodation and Food Services	2.0%
Health Care and Social Assistance	1.8%
Money Market Fund	0.3%
Other Assets (a)	0.0%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations above are broad based groupings that are not considered when complying with industry diversification and concentration requirements.

(a)	less than 0.05%

Alpha Architect International Quantitative Momentum ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since Inception
	1 Year	(12/22/2015)
Alpha Architect International Quantitative Momentum ETF	(8.45%)	1.58%
MSCI EAFE Growth Index	2.64%	7.77%
Alpha Architect International Quantitative Momentum Index	(7.38%)	3.07%

The MSCI EAFE Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across Developed Markets countries around the world, excluding the U.S. and Canada. The growth investment style characteristics for index construction are defined using five variables; long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend and long-term historical sales per share growth trend. With 540 constituents, the index targets 50% coverage of the free-adjusted market capitalization of the MSCI EAFE Index.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

*	This chart assumes an initial gross investment of $10,000 made on December 22, 2015. Returns shown include the reinvestment of all dividends and other distributions. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments

As of September 30, 2019 (Unaudited)

Alpha Architect International Quantitative Momentum ETF

Sector[1]	% Net Assets
Industrials	15.3%
Consumer Discretionary	14.3%
Information Technology	10.9%
Financials	9.1%
Consumer Staples	8.2%
Real Estate	6.9%
Health Care	6.3%
Utilities	6.3%
Telecommunication Services	4.3%
Metal Ore Mining	2.5%
Materials	2.3%
Financial Services	2.3%
Electrical Equipment	2.2%
Food and Beverage Stores	2.2%
Educational Services	2.2%
Electric	2.1%
Healthcare-Products	2.0%
Money Market Fund	0.4%
Other Assets	0.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations above are broad based groupings that are not considered when complying with industry diversification and concentration requirements.

Alpha Architect Value Momentum Trend ETF
Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since Inception
	1 Year	(5/2/2017)
Alpha Architect Value Momentum Trend ETF	(18.43%)	(1.69%)
MSCI The World Index Gross (USD)	2.42%	8.91%
Alpha Architect Value Momentum Trend ETF	(18.51%)	(1.70%)

The MSCI World Index captures large and mid-cap representation across 23 Developed Markets countries. With 1,640 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Alpha Architect Value Momentum Trend Index is comprised of other ETFs advised by the Adviser (“Alpha Architect ETFs”. Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

*	This chart assumes an initial gross investment of $10,000 made on May 2, 2017. Returns shown include the reinvestment of all dividends and other distributions. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2019

Shares		Value
COMMON STOCKS - 99.8%
Advertising, Public Relations, and Related Services - 2.4%
28,066	Omnicom Group, Inc.	$2,197,568
Aerospace Product and Parts Manufacturing - 2.4%
26,650	Spirit AeroSystems Holdings, Inc.	2,191,696
Agriculture, Construction, and Mining Machinery Manufacturing - 2.5%
18,211	Caterpillar, Inc.	2,300,232
Apparel, Piece Goods, and Notions Merchant Wholesalers - 2.5%
24,456	Ralph Lauren Corp.	2,334,814
Clothing Stores - 5.6%
162,080	Hanesbrands, Inc.	2,483,066
94,143	Urban Outfitters, Inc. (a)	2,644,477
		5,127,543
Converted Paper Product Manufacturing - 2.5%
21,552	Packaging Corp of America	2,286,667
Department Stores - 2.5%
45,949	Kohl's Corp.	2,281,827
Drugs and Druggists' Sundries Merchant Wholesalers - 2.6%
62,410	Herbalife Nutrition Ltd. (b)	2,362,843
Electronics and Appliance Stores - 2.5%
33,721	Best Buy Co., Inc.	2,326,412
Employment Services - 4.9%
26,647	ManpowerGroup, Inc.	2,244,743
40,778	Robert Half International, Inc.	2,269,704
		4,514,447
Engine, Turbine, and Power Transmission Equipment Manufacturing - 5.2%
46,987	Brunswick Corp.	2,448,962
14,616	Cummins, Inc.	2,377,585
		4,826,547
Foundries - 2.4%
21,993	Reliance Steel & Aluminum Co.	2,191,822
Insurance Carriers - 6.4%
8,234	Anthem, Inc.	1,976,983
46,084	Centene Corp. (a)	1,993,594
7,606	Humana, Inc.	1,944,626
		5,915,203
Iron and Steel Mills and Ferroalloy Manufacturing - 5.0%
43,840	Nucor Corp.	2,231,894
79,852	Steel Dynamics, Inc.	2,379,590
		4,611,484
Motor Vehicle Body and Trailer Manufacturing - 2.5%
32,936	PACCAR, Inc.	2,305,849
Motor Vehicle Parts Manufacturing - 7.7%
49,133	Allison Transmission Holdings, Inc.	2,311,708
65,974	BorgWarner, Inc.	2,419,926
19,538	Lear Corp.	2,303,530
		7,035,164
Nonresidential Building Construction - 2.5%
62,475	PulteGroup, Inc.	2,283,461
Other Leather and Allied Product Manufacturing - 3.0%
104,438	Tapestry, Inc.	2,720,610
Petroleum and Coal Products Manufacturing - 5.3%
40,833	ConocoPhillips Co.	2,326,664
47,186	Hollyfrontier Corp.	2,531,057
		4,857,721

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2019

Shares		Value
Pharmaceutical and Medicine Manufacturing - 9.7%
32,296	AbbVie, Inc.	2,445,453
9,781	Biogen, Inc. (a)	2,277,212
33,749	Gilead Sciences, Inc.	2,139,012
26,196	United Therapeutics Corp. (a)	2,089,131
		8,950,808
Pulp, Paper, and Paperboard Mills - 2.5%
55,529	International Paper Co.	2,322,223
Radio and Television Broadcasting - 2.4%
45,716	AMC Networks, Inc. (a)	2,247,399
Scheduled Air Transportation - 4.8%
37,135	Delta Air Lines, Inc.	2,138,976
41,509	Southwest Airlines Co.	2,241,901
		4,380,877
Semiconductor and Other Electronic Component Manufacturing - 2.5%
45,214	Intel Corp.	2,329,878
Shoe Stores - 2.8%
58,623	Foot Locker, Inc.	2,530,169
Traveler Accommodation - 2.5%
49,144	Wyndham Destinations, Inc.	2,261,607
Wholesale Electronic Markets and Agents and Brokers - 2.2%
82,446	KAR Auction Services, Inc.	2,024,049
	TOTAL COMMON STOCKS (Cost $93,429,976)	91,718,920
MONEY MARKET FUNDS - 0.1%
115,040	First American Government Obligations Fund, 1.87% (c)	115,040
	TOTAL MONEY MARKET FUNDS (Cost $115,040)	115,040

	TOTAL INVESTMENTS (Cost $93,545,016) - 99.9%	91,833,960
	Other Assets in Excess of Liabilities - 0.1%	107,449
	TOTAL NET ASSETS - 100.0%	$91,941,409

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Foreign registered security.

(c) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
September 30, 2019

Shares		Value
COMMON STOCKS - 98.8%
Australia - 10.3%
193,608	BlueScope Steel Ltd.	$1,569,417
304,135	Iluka Resources Ltd.	1,640,156
103,552	JB Hi-Fi Ltd.	2,376,344
778,345	South32 Ltd.	1,376,402
618,234	Whitehaven Coal Ltd.	1,297,733
		8,260,052
Finland - 2.5%
67,283	UPM-Kymmene Oyj	1,988,855
France - 2.3%
75,301	Peugeot SA	1,877,867
Germany - 2.2%
35,911	Covestro AG	1,777,017
Hong Kong - 2.0%
1,928,294	Nine Dragons Paper Holdings Ltd.	1,623,785
Italy - 2.2%
113,087	Eni S.p.A.	1,729,825
Japan - 54.1%
66,498	Advantest Corp.	2,936,675
96,210	Brother Industries Ltd.	1,740,456
151,482	Haseko Corp.	1,762,445
42,588	Hitachi High-Technologies Corp.	2,457,795
197,650	Inpex Corp.	1,811,708
125,252	Kajima Corp.	1,641,453
156,320	Mazda Motor Corp.	1,387,182
328,998	MITSUBISHI MOTORS Corp.	1,427,053
134,926	Nikon Corp.	1,682,129
42,878	Nippon Telegraph & Telephone Corp.	2,044,661
128,830	Nippon Television Holdings, Inc.	1,649,024
184,484	NSK Ltd.	1,552,651
84,110	NTT DOCOMO, Inc.	2,141,548
33,008	OKUMA Corp.	1,785,866
45,684	Sankyo Co., Ltd.	1,569,628
56,334	Showa Denko K.K.	1,471,848
37,750	Sony Corp.	2,215,947
145,284	Sumco Corp.	1,948,317
53,720	Sumitomo Heavy Industries Ltd.	1,589,864
40,460	Suzuki Motor Corp.	1,716,439
42,298	Taisei Corp.	1,637,152
77,050	THK Co., Ltd.	2,018,799
160,192	Tokai Carbon Co., Ltd.	1,610,439
118,960	TOSOH Corp.	1,571,097
		43,370,176
Norway - 4.1%
62,730	Aker BP ASA	1,678,288
86,466	Equinor ASA	1,644,704
		3,322,992
Spain - 1.9%
242,798	Mediaset Espana Comunicacion SA	1,565,073

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
September 30, 2019

Shares		Value
Sweden - 2.2%
107,088	SKF AB	1,769,924
United Kingdom - 15.0%
240,423	Barratt Developments PLC	1,915,556
37,878	Berkeley Group Holdings PLC	1,946,271
1,322,686	Centrica PLC	1,199,234
230,781	Inchcape PLC	1,791,915
65,127	Persimmon PLC	1,737,660
31,831	Rio Tinto PLC	1,647,302
669,440	Tullow Oil PLC	1,760,623
		11,998,561
	TOTAL COMMON STOCKS (Cost $86,049,655)	79,284,127
MONEY MARKET FUNDS - 0.4%
351,708	First American Government Obligations Fund, 1.87% (a)	351,708
	TOTAL MONEY MARKET FUNDS (Cost $351,708)	351,708

	TOTAL INVESTMENTS (Cost $86,401,363) - 99.2%	79,635,835
	Other Assets in Excess of Liabilities - 0.8%	658,329
	TOTAL NET ASSETS - 100.0%	$80,294,164

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2019

Shares		Value
COMMON STOCKS - 99.7%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 1.9%
10,879	Paylocity Holding Corp. (a)	$1,061,573
Activities Related to Credit Intermediation - 2.1%
7,939	Euronet Worldwide, Inc. (a)	1,161,476
Advertising, Public Relations, and Related Services - 1.7%
4,909	The Trade Desk Inc. (a)	920,683
Aerospace Product and Parts Manufacturing - 1.9%
8,397	HEICO Corp.	1,048,617
Agencies, Brokerages, and Other Insurance Related Activities - 1.9%
5,702	Erie Indemnity Co.	1,058,576
Architectural, Engineering, and Related Services - 1.7%
48,714	NeoGenomics, Inc. (a)	931,412
Basic Chemical Manufacturing - 2.1%
5,353	Air Products & Chemicals, Inc.	1,187,617
Boiler, Tank, and Shipping Container Manufacturing - 4.2%
15,218	Ball Corp.	1,108,023
18,649	Crown Holdings, Inc. (a)	1,231,953
		2,339,976
Business Support Services - 8.0%
8,449	Atlassian Corp. PLC (a)(b)	1,059,843
3,393	Fair Isaac Corp.	1,029,843
4,367	Mastercard, Inc.	1,185,946
11,232	PayPal Holdings, Inc. (a)	1,163,523
		4,439,155
Cable and Other Subscription Programming - 2.1%
941	Cable One, Inc.	1,180,673
Computer Systems Design and Related Services - 8.0%
17,961	Cadence Design Systems, Inc. (a)	1,186,863
8,966	Okta, Inc. (a)	882,793
22,193	Rapid7, Inc. (a)	1,007,340
9,243	VMware, Inc.	1,387,005
		4,464,001
Data Processing, Hosting, and Related Services - 5.6%
21,152	Ceridian HCM Holding, Inc. (a)	1,044,274
24,039	Pagseguro Digital Ltd. (a)(b)	1,113,246
8,281	Wix.com Ltd. (a)(b)	966,724
		3,124,244
Full-Service Restaurants - 2.0%
12,524	Starbucks Corp.	1,107,372
Insurance Carriers - 2.3%
10,935	Cincinnati Financial Corp.	1,275,786
Machinery, Equipment, and Supplies Merchant Wholesalers - 1.6%
14,044	Everbridge, Inc. (a)	866,655
Manufacturing and Reproducing Magnetic and Optical Media - 1.7%
7,959	MongoDB, Inc. (a)	958,900
Medical Equipment and Supplies Manufacturing - 2.1%
3,348	Teleflex, Inc.	1,137,483
Metal Ore Mining - 2.0%
8,930	Royal Gold, Inc.	1,100,265
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 8.9%
8,717	Danaher Corp.	1,258,996
12,740	Keysight Technologies, Inc. (a)	1,238,965
14,276	Mercury Systems, Inc. (a)	1,158,783
1,858	Mettler-Toledo International, Inc. (a)	1,308,775
		4,965,519

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2019

Shares		Value
Newspaper, Periodical, Book, and Directory Publishers - 2.2%
42,236	The New York Times Co.	1,202,881
Offices of Physicians - 1.8%
13,133	Novocure Ltd. (a)(b)	982,086
Other Financial Investment Activities - 4.3%
38,528	Federated Investors, Inc.	1,248,693
5,233	MSCI, Inc.	1,139,486
		2,388,179
Other Information Services - 1.6%
30,115	Chegg, Inc. (a)	901,944
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.1%
11,548	The Scotts Miracle-Gro Co.	1,175,817
Pharmaceutical and Medicine Manufacturing - 2.2%
14,406	Abbott Laboratories	1,205,350
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 3.7%
4,745	Paycom Software, Inc. (a)	994,030
14,647	Zendesk, Inc. (a)	1,067,473
		2,061,503
Securities and Commodity Contracts Intermediation and Brokerage - 1.8%
2,980	MarketAxess Holdings, Inc.	975,950
Semiconductor and Other Electronic Component Manufacturing - 6.1%
4,358	Broadcom, Inc.	1,203,113
19,772	Inphi Corp. (a)	1,207,081
5,965	Universal Display Corp.	1,001,523
		3,411,717
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.2%
10,002	The Procter & Gamble Co.	1,244,049
Software Publishers - 7.8%
8,419	Coupa Software, Inc. (a)	1,090,850
9,198	Twilio, Inc. (a)	1,011,412
7,388	Veeva Systems, Inc. (a)	1,128,074
6,399	Workday, Inc. (a)	1,087,574
		4,317,910
Sugar and Confectionery Product Manufacturing - 2.1%
7,575	The Hershey Co.	1,174,049
	TOTAL COMMON STOCKS (Cost $53,405,717)	55,371,418
MONEY MARKET FUNDS - 0.3%
169,786	First American Government Obligations Fund, 1.87% (c)	169,786
	TOTAL MONEY MARKET FUNDS (Cost $169,786)	169,786

	TOTAL INVESTMENTS (Cost $53,575,503) - 100%	55,541,204
	Other Assets in Excess of Liabilities - 0.0% (d)	2,475
	TOTAL NET ASSETS - 100.0%	$55,543,679

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Foreign registered security.

(c) Rate shown is the 7-day effective yield.

(d) Rounds to zero.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
September 30, 2019

Shares		Value
COMMON STOCKS - 99.4%
Australia - 17.7%
21,443	ASX Ltd.	$1,173,323
314,377	Aurizon Holdings Ltd.	1,251,915
234,274	Fortescue Metals Group Ltd.	1,391,486
36,817	Magellan Financial Group Ltd.	1,278,266
20,702	Rio Tinto Ltd.	1,294,862
505,189	Telstra Corp Ltd.	1,196,831
49,906	WiseTech Global Ltd.	1,169,848
49,381	Woolworths Ltd.	1,242,533
		9,999,064
Austria - 2.0%
20,548	Verbund AG	1,124,298
Belgium - 4.4%
14,836	Elia System Operator SA/NV	1,212,792
42,237	Proximus SADP	1,254,492
		2,467,284
Cayman Islands - 2.7%
3,629,261	Bosideng International Holdings Ltd.	1,546,593
France - 8.5%
25,553	Edenred	1,226,306
12,689	Ingenico Group SA	1,237,823
8,003	Sartorius Stedim Biotech	1,120,020
12,374	SOITEC (a)	1,223,279
		4,807,428
Hong Kong - 4.1%
220,208	MTR Corp Ltd.	1,236,224
265,795	Vitasoy International Holdings Ltd.	1,076,718
		2,312,942
Israel - 7.1%
89,035	Alony Hetz Properties & Investments Ltd.	1,302,389
178,971	Amot Investments Ltd.	1,324,681
55,603	Mizrahi Tefahot Bank Ltd. (a)	1,381,977
		4,009,047
Italy - 4.3%
168,591	Enel S.p.A.	1,258,915
27,737	Recordati S.p.A.	1,189,934
		2,448,849
Japan - 6.5%
15,300	HOYA Corp.	1,247,914
24,000	PeptiDream, Inc. (a)	1,138,682
129,100	Rakuten, Inc.	1,271,598
		3,658,194
Jersey - 4.8%
436,560	boohoo.com PLC (a)	1,424,049
39,465	Experian PLC	1,261,137
		2,685,186
New Zealand - 4.3%
206,569	Auckland International Airport Ltd.	1,183,587
227,181	Contact Energy Ltd.	1,214,910
		2,398,497
Spain - 6.6%
11,617	Acciona SA	1,229,480
42,898	Ferrovial SA	1,239,524
119,267	Iberdrola SA	1,239,637
		3,708,641

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
September 30, 2019

Shares		Value
Sweden - 8.6%
61,829	AAK AB	1,198,700
65,249	Hennes & Mauritz AB	1,264,939
25,040	ICA Gruppen AB	1,156,860
76,649	Wihlborgs Fastigheter AB	1,245,812
		4,866,311
Switzerland - 4.3%
10,959	Nestle SA	1,188,959
2,608	Swiss Life Holding AG	1,246,708
		2,435,667
United Kingdom - 13.5%
91,270	3i Group PLC	1,309,052
27,550	AVEVA Group PLC	1,253,335
161,866	Barratt Developments PLC	1,289,658
26,196	Dialog Semiconductor PLC (a)	1,240,032
48,844	Greggs PLC	1,255,167
51,443	Smith & Nephew PLC	1,239,095
		7,586,339
	TOTAL COMMON STOCKS (Cost $54,203,377)	56,054,340
MONEY MARKET FUNDS - 0.4%
213,594	First American Government Obligations Fund, 1.87% (b)	213,594
	TOTAL MONEY MARKET FUNDS (Cost $213,594)	213,594

	TOTAL INVESTMENTS (Cost $54,416,971) - 99.8%	56,267,934
	Other Assets in Excess of Liabilities - 0.2%	120,039
	TOTAL NET ASSETS - 100.0%	$56,387,973

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
September 30, 2019

Shares		Value
INVESTMENT COMPANIES - 101.8%
666,081	Alpha Architect U.S. Quantitative Value ETF (a)(b)	$18,557,017
829,686	Alpha Architect International Quantitative Value ETF (a)(b)	22,315,732
641,256	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	19,252,878
878,450	Alpha Architect International Quantitative Momentum ETF (a)(b)	22,506,855
	TOTAL INVESTMENT COMPANIES (Cost $91,464,465)	82,632,482
MONEY MARKET FUNDS - 0.1%
69,057	First American Government Obligations Fund, 1.87% (c)	69,057
	TOTAL MONEY MARKET FUNDS (Cost $69,057)	69,057

	TOTAL INVESTMENTS (Cost $91,533,522) - 101.9%	82,701,539
	TOTAL SECURITIES SOLD SHORT (Proceeds $23,017,293) - (27.7%)	(22,503,188)
	Other Assets in Excess of Liabilities - 25.8%	20,955,180
	TOTAL NET ASSETS - 100.0%	$81,153,531

Percentages are stated as a percent of net assets.

(a)	Affiliated Fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements to facilitate hedging functions. The total value of securities segregated amounted to $58,307,918.
(c)	Rate shown is the 7-day effective yield.

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
September 30, 2019

Shares		Value
INVESTMENT COMPANIES - 27.7%
345,088	ISHARES TR MSCI EAFE ETF	$22,503,188
	TOTAL INVESTMENT COMPANIES (Proceeds $23,017,293) - 27.7%	22,503,188
		$22,503,188

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2019

		Alpha Architect
	Alpha Architect U.S.	International Quantitative
	Quantitative Value ETF	Value ETF
Assets:
Investments, at value	$91,833,960	$79,635,835
Dividends and interest receivable	144,029	697,098
Total assets	91,977,989	80,332,933
Liabilities:
Accrued investment advisory fees	36,580	38,769
Total liabilities	36,580	38,769
Net Assets	$91,941,409	$80,294,164

Net Assets Consist of:
Capital stock	$131,336,171	$103,252,480
Total Distributable Earnings	(39,394,762)	(22,958,316)
Net Assets:	$91,941,409	$80,294,164

Calculation of Net Asset Value Per Share:
Net Assets	$91,941,409	$80,294,164
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	3,300,000	3,000,000
Net Asset Value, Redemption Price and Offering Price per Share	$27.86	$26.76

Cost of Investments	$93,545,016	$86,401,363

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2019

	Alpha Architect U.S.	Alpha Architect
	Quantitative Momentum	International Quantitative
	ETF	Momentum ETF
Assets:
Investments, at value	$55,541,204	$56,267,934
Dividends and interest receivable	26,018	147,554
Spot trade receivable	-	6,752
Total assets	55,567,222	56,422,240
Liabilities:
Accrued investment advisory fees	23,543	27,508
Spot trade payable	-	6,759
Total liabilities	23,543	34,267
Net Assets	$55,543,679	$56,387,973

Net Assets Consist of:
Capital stock	$77,456,312	$80,901,432
Total Distributable Earnings	(21,912,633)	(24,513,459)
Net Assets:	$55,543,679	$56,387,973

Calculation of Net Asset Value Per Share:
Net Assets	$55,543,679	$56,387,973
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,850,000	2,200,000
Net Asset Value, Redemption Price and Offering Price per Share	$30.02	$25.63

Cost of Investments	$53,575,503	$54,416,971

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2019

Alpha Architect Value
Momentum Trend ETF
Assets:
Investments in affiliates, at value	$82,632,482
Non-affiliated investments, at value	69,057
Deposit at broker for securities sold short	20,956,518
Broker interest and fees receivable	13,340
Interest receivable	137
Total assets	103,671,534
Liabilities:
Securities sold short, at value	22,503,188
Accrued investment advisory fees	14,815
Total liabilities	22,518,003
Net Assets	$81,153,531

Net Assets Consist of:
Capital Stock	$100,928,904
Total Distributable Earnings	(19,775,373)
Net Assets:	$81,153,531

Calculation of Net Asset Value Per Share:
Net Assets	$81,153,531
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	3,450,000
Net Asset Value, Redemption Price and Offering Price per Share	$23.52

Cost of Investments in Affiliates	$91,464,465
Cost of Non-Affiliated Investments	$69,057
Proceeds from Securities Sold Short	$23,017,293

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2019

		Alpha Architect
	Alpha Architect U.S.	International Quantitative
	Quantitative Value ETF	Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $259,991, respectivley)	$2,330,708	$2,897,359
Interest income	6,160	7,538
Total investment income	2,336,868	2,904,897

Expenses:
Investment advisory fees	571,662	570,763
Total expenses	571,662	570,763

Net investment income	1,765,206	2,334,134

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(18,954,879)	(12,307,775)
In-kind redemptions	6,108,665	3,344,691
Foreign currency	-	(20,369)
	(12,846,214)	(8,983,453)
Net change in unrealized appreciation (depreciation) on:
Investments	154,988	(6,217,233)
Foreign currency	-	1,458,091
	154,988	(4,759,142)
Net realized and unrealized gain (loss) on investments:	(12,691,226)	(13,742,595)
Net increase (decrease) in net assets resulting from operations	$(10,926,020)	$(11,408,461)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2019

	Alpha Architect U.S.	Alpha Architect
	Quantitative Momentum	International Quantitative
	ETF	Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $588 and $131,194, respectivley)	$382,888	$992,375
Interest income	1,373	3,832
Total investment income	384,261	996,207

Expenses:
Investment advisory fees	392,770	373,041
Overdraft fees expense	-	2,239
Total expenses	392,770	375,280

Net investment income	(8,509)	620,927

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(15,521,504)	(12,875,161)
In-kind redemptions	10,192,819	6,506,811
Foreign currency	-	(61,323)
	(5,328,685)	(6,429,673)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,839,439)	320,039
Foreign currency translation	-	(254,742)
	(4,839,439)	65,297
Net realized and unrealized gain (loss) on investments	(10,168,124)	(6,364,376)
Net increase (decrease) in net assets resulting from operations	$(10,176,633)	$(5,743,449)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2019

Alpha Architect Value
Momentum Trend ETF
Investment Income:
Dividend income from affiliates	$1,428,748
Interest income	696,129
Total investment income	2,124,877

Expenses:
Investment advisory fees	434,231
Dividend expense	1,630,069
Total expenses	2,064,300
Less: Reimbursement of expenses from Advisor (Note 3)	(292,661)
Net expenses	1,771,639

Net investment income	353,238

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in affiliates	(335,384)
In-kind redemptions	1,095,125
Securities sold short	(9,578,496)
(8,818,755)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliates	(15,003,510)
Securities sold short	1,154,014
(13,849,496)
Net realized and unrealized gain (loss) on investments	(22,668,251)
Net increase (decrease) in net assets resulting from operations	$(22,315,013)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative		Alpha Architect International
	Value ETF		Quantitative Value ETF

	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2019	2018	2019	2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,765,206	$1,442,153	$2,334,134	$2,331,874
Net realized gain (loss) on investments	(12,846,214)	16,891,739	(8,983,453)	5,479,467
Net change in unrealized appreciation (depreciation) on investments	154,988	(6,280,623)	(4,759,142)	(10,018,661)
Net increase (decrease) in net assets resulting from operations	(10,926,020)	12,053,269	(11,408,461)	(2,207,320)

Distributions to Shareholders:
Net investment income	(1,800,483)	(1,256,550)	(2,390,973)	(2,390,699)
Total distributions	(1,800,483)	(1,256,550)	(2,390,973)	(2,390,699)

Capital Share Transactions:
Proceeds from shares sold	64,953,370	173,561,675	29,327,925	93,136,672
Payments for shares redeemed	(84,435,665)	(134,773,240)	(38,331,625)	(53,995,735)
Net increase (decrease) in net assets from net change in capital share transactions	(19,482,295)	38,788,435	(9,003,700)	39,140,937
Total increase (decrease) in net assets	(32,208,798)	49,585,154	(22,803,134)	34,542,918
Net Assets:
Beginning of year	124,150,207	74,565,053	103,097,298	68,554,380
End of year	$91,941,409	$124,150,207 *	$80,294,164	$103,097,298 *

Changes in Shares Outstanding
Shares outstanding, beginning of year	4,000,000	2,750,000	3,350,000	2,150,000
Shares sold	2,350,000	5,550,000	1,050,000	2,850,000
Shares reinvested	-	-	-	-
Shares repurchased	(3,050,000)	(4,300,000)	(1,400,000)	(1,650,000)
Shares outstanding, end of year	3,300,000	4,000,000	3,000,000	3,350,000

*Includes accumulated net investment income of $223,371 and $362,395 for the year ended September 30, 2018, for Alpha Architect U.S.

Quantitative Value ETF and Alpha Architect International Quantitative Value ETF, respectively.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative		Alpha Architect International
	Momentum ETF		Quantitative Momentum ETF

	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(8,509)	$(70,137)	$620,927	$548,427
Net realized gain (loss) on investments	(5,328,685)	10,463,620	(6,429,673)	313,821
Net change in unrealized appreciation (depreciation) on investments	(4,839,439)	3,353,935	65,297	(1,725,602)
Net increase (decrease) in net assets resulting from operations	(10,176,633)	13,747,418	(5,743,449)	(863,354)

Distributions to Shareholders:
Net investment income	(34,407)	-	(763,251)	(523,749)
Total distributions	(34,407)	-	(763,251)	(523,749)

Capital Share Transactions:
Proceeds from shares sold	72,363,622	120,601,800	68,801,846	111,327,748
Payments for shares redeemed	(91,589,810)	(88,738,450)	(71,203,020)	(88,412,090)
Net increase (decrease) in net assets from net change in capital share transactions	(19,226,188)	31,863,350	(2,401,174)	22,915,658
Total increase (decrease) in net assets	(29,437,228)	45,610,768	(8,907,874)	21,528,555
Net Assets:
Beginning of year	84,980,907	39,370,139	65,295,847	43,767,292
End of year	$55,543,679	$84,980,907 *	$56,387,973	$65,295,847 *

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,500,000	1,450,000	2,300,000	1,550,000
Shares sold	2,450,000	3,900,000	2,700,000	3,700,000
Shares reinvested	-	-	-	-
Shares repurchased	(3,100,000)	(2,850,000)	(2,800,000)	(2,950,000)
Shares outstanding, end of year	1,850,000	2,500,000	2,200,000	2,300,000

*Includes accumulated net investment income (loss) of $(36,675) and $45,667 for the year ended September 30, 2018, for Alpha Architect U.S.

Quantitative Momentum ETF and Alpha Architect International Quantitative Momentum ETF, respectively.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect Value Momentum Trend ETF

	Year Ended	Year Ended
	September 30, 2019	September 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$353,238	$1,052,513
Net realized gain (loss) on investments	(8,818,755)	(979,438)
Net change in unrealized appreciation (depreciation) on investments	(13,849,496)	2,982,042
Net increase (decrease) in net assets resulting from operations	(22,315,013)	3,055,117

Distributions to Shareholders:
Net investment income	(483,624)	(1,043,909)
Total distributions	(483,624)	(1,043,909)

Capital Share Transactions:
Proceeds from shares sold	8,584,400	90,661,385
Payments for shares redeemed	(35,048,555)	(2,900,520)
Net increase (decrease) in net assets from net change in capital share transactions	(26,464,155)	87,760,865
Total increase (decrease) in net assets	(49,262,792)	89,772,073
Net Assets:
Beginning of year	130,416,323	40,644,250
End of year	$81,153,531	$130,416,323 *

Changes in Shares Outstanding
Shares outstanding, beginning of year	4,500,000	1,500,000
Shares sold	350,000	3,100,000
Shares reinvested	-	-
Shares repurchased	(1,400,000)	(100,000)
Shares outstanding, end of year	3,450,000	4,500,000

*Includes accumulated net investment income of $10,284 for the year ended September 30, 2018, for Alpha Architect Value Momentum Trend ETF.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS

September 30, 2019

													Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution		Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)		Gross Expenses(3)		Net Investment Income (Loss)(3)		Portfolio Turnover Rate(6)
Alpha Architect U.S. Quantitative Value ETF
Year Ended September 30, 2019	$31.04	0.51		(3.32)	(2.81)	(0.37)	-		(0.37)	$27.86	(8.43%)	$91,941	0.59%		0.59%		1.83%		77%
Year Ended September 30, 2018	$27.11	0.39		3.88	4.27	(0.34)	-		(0.34)	$31.04	15.72%	$124,150	0.79%		0.79%		1.28%		46%
Year Ended September 30, 2017	$23.12	0.32		3.98	4.30	(0.31)	-		(0.31)	$27.11	18.71%	$74,565	0.79%		0.79%		1.28%		81%
Year ended September 30, 2016	$23.09	0.33		0.03	0.36	(0.33)	-		(0.33)	$23.12	1.58%	$55,480	0.79%		0.79%		1.46%		74%
October 22, 2014(7) to September 30, 2015	$25.00	0.29		(1.95)	(1.66)	(0.25)	-		(0.25)	$23.09	(6.72%)	$47,343	0.79%		0.79%		1.17%		69%
Alpha Architect International Quantitative Value ETF
Year Ended September 30, 2019	$30.78	0.73		(3.99)	(3.26)	(0.76)	-		(0.76)	$26.76	(10.46%)	$80,294	0.66%		0.66%		2.70%		76%
Year Ended September 30, 2018	$31.89	0.84		(1.11)	(0.27)	(0.84)	-		(0.84)	$30.78	(0.92%)	$103,097	0.79%		0.79%		2.62%		30%
Year Ended September 30, 2017	$24.66	0.62		7.13	7.75	(0.52)	-		(0.52)	$31.89	31.77%	$68,554	0.79%		0.79%		2.18%		44%
Year ended September 30, 2016	$23.16	0.46		1.38	1.84	(0.34)	-		(0.34)	$24.66	8.00%	$35,755	0.79%		0.79%		1.95%		119%
December 17, 2014(7) to September 30, 2015	$25.00	0.54		(1.98)	(1.44)	(0.40)	-		(0.40)	$23.16	(5.96%)	$18,529	0.79%		0.79%		2.67%		33%
Alpha Architect U.S. Quantitative Momentum ETF
Year Ended September 30, 2019	$33.99	(0.00	)(8)	(3.96)	(3.96)	(0.01)	-		(0.01)	$30.02	(11.63%)	$55,544	0.59%		0.59%		(0.01%)		115%
Year Ended September 30, 2018	$27.15	(0.03)		6.87	6.84	-	-		-	$33.99	25.19%	$84,981	0.79%		0.79%		(0.11%)		91%
Year Ended September 30, 2017	$24.56	0.06		2.61	2.67	(0.07)	(0.01)		(0.08)	$27.15	10.90%	$39,370	0.79%		0.79%		0.24%		168%
December 2, 2015(7) to September 30, 2016	$25.00	0.05		(0.45)	(0.40)	(0.04)	-		(0.04)	$24.56	(1.58%)	$23,332	0.79%		0.79%		0.28%		213%
Alpha Architect International Quantitative Momentum ETF
Year Ended September 30, 2019	$28.39	0.28		(2.69)	(2.41)	(0.35)			(0.35)	$25.63	(8.45%)	$56,388	0.66%		0.66%		1.09%		135%
Year Ended September 30, 2018	$28.24	0.27		0.15	0.42	(0.27)	-		(0.27)	$28.39	1.42%	$65,296	0.79%		0.79%		0.91%		119%
Year Ended September 30, 2017	$25.88	0.28		2.26	2.54	(0.18)	-		(0.18)	$28.24	9.90%	$43,767	0.79%		0.79%		1.11%		105%
December 23, 2015(7) to September 30, 2016	$25.00	0.18		0.81	0.99	(0.11)	(0.00	)(8)	(0.11)	$25.88	3.96%	$19,408	0.79%		0.79%		0.93%		217%
Alpha Architect Value Momentum Trend ETF
Year Ended September 30, 2019	$28.98	0.09		(5.43)	(5.34)	(0.12)	-		(0.12)	$23.52	(18.43%)	$81,154	1.84%		2.14%		0.37%		155%
Year Ended September 30, 2018	$27.10	0.34		1.87	2.21	(0.33)	-		(0.33)	$28.98	8.17%	$130,416	0.01	%(5)	0.46	%(5)	1.16	%(5)	44%
May 3, 2017(7) to September 30, 2017	$25.00	0.13		2.06	2.19	(0.09)	(0.00	)(8)	(0.09)	$27.10	8.77%	$40,644	0.00%		0.45%		1.27%		0%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

(3)	For periods of less than one year, these ratios are annualized.

(4)	Net expenses include effects of any reimbursement or recoupment.

(5)	The net expenses, total expenses, and net investment income (loss) ratios excluding the effect of broker interest expense on securities sold short were 0.00%, 0.45%, and 1.17%, respectively.

(6)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.

(7)	Commencement of operations.

(8)	Rounds to less than $.005.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF are considered diversified under the 1940 Act. In contrast, Alpha Architect Value Momentum Trend ETF is currently considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Alpha Architect U.S. Quantitative Value ETF	Alpha Architect Quantitative Value Index
Alpha Architect International Quantitative Value ETF	Alpha Architect International Quantitative Value Index
Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect Quantitative Momentum Index
Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum Index
Alpha Architect Value Momentum Trend ETF	Alpha Architect Value Momentum Trend Index

Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF began managing to each Fund’s respective index effective February 1, 2017. A short description of each index is as follows:

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depositary receipts with the potential for capital appreciation.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

Alpha Architect Value Momentum Trend ETF commenced operations on May 3, 2017 and manages to the Alpha Architect Value Momentum Trend Index. The Alpha Architect Value Momentum Trend Index is comprised of the other ETFs advised by Empowered Funds, LLC (the “Alpha Architect ETFs”). Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a Transaction Fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The Standard Transaction Fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain Fund Deposits consisting of cash-in-lieu or Cash Value may be subject to a variable charge (“Variable Transaction Fee”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the standard Transaction Fee. Variable Transaction Fee fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America(“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2019, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of September 30, 2019:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$91,718,920	$-	$-	$91,718,920
Money Market Funds	115,040	-	-	115,040
Total Investments in Securities	$91,833,960	$-	$-	$91,833,960

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$79,284,127	$-	$-	$79,284,127
Money Market Funds	351,708	-	-	351,708
Total Investments in Securities	$79,635,835	$-	$-	$79,635,835

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$55,371,418	$-	$-	$55,371,418
Money Market Funds	169,786	-	-	169,786
Total Investments in Securities	$55,541,204	$-	$-	$55,541,204

Alpha Architect International Quantitative Momentum ETF Assets*
Common Stocks	$56,054,340	$-	$-	$56,054,340
Money Market Funds	213,594	-	-	213,594
Total Investments in Securities	$56,267,934	$-	$-	$56,267,934

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$82,632,482	$-	$-	$82,632,482
Money Market Funds	69,057	-	-	69,057
Total Investments in Securities	$82,701,539	$-	$-	$82,701,539

Liabilities*
Investment Companies	$(22,503,188)	$-	$-	$(22,503,188)
Total Investments in Securities	$(22,503,188)	$-	$-	$(22,503,188)

*For further detail on each class of asset or liability, see the Schedule of Investments.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

During the fiscal year ended September 30, 2019, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds did not invest in any Level 3 investments during the fiscal year. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

For Alpha Architect Value Momentum Trend ETF, the risks of hedging include hedging activity sometimes being ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security or basket of securities will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended September 30, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended September 30, 2019, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal year ended September 30, 2019, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2019, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net	Net Realized
	Investment	Income	Paid in
	Income (Loss)	(Loss)	Capital
Alpha Architect U.S. Quantitative Value ETF	$(1)	$(5,800,361)	$5,800,362
Alpha Architect International Quantitative Value ETF	197,272	(3,346,941)	3,149,669
Alpha Architect U.S. Quantitative Momentum ETF	4,200	(10,084,244)	10,080,044
Alpha Architect International Quantitative Momentum ETF	(42,876)	(6,418,547)	6,461,423
Alpha Architect Value Momentum Trend ETF	940,999	(2,037,803)	1,096,804

K.	Subsequent Events. In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to September 30, 2019, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to Investment Advisory Agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of advisory and non-advisory services, with certain enumerated exceptions, required to operate the Funds in exchange for a single unitary management fee.

At an in-person Board meeting held on November 5, 2018, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreements. On January 10, 2019, at a Special Meeting of the Board of Trustees, the Trustees, including the Independent Trustees, approved a Fee Amendment to the Advisory Agreement effective January 31, 2019, which to reduce the advisory fee payable with respect to each of Alpha Architect U.S. Quantitative Value ETF and Alpha Architect U.S. Quantitative Momentum ETF, as well as to modify the fee waiver level with respect to Alpha Architect Value Momentum Trend ETF.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

As of January 31, 2019, the table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.49%
Alpha Architect International Quantitative Value ETF	0.59%
Alpha Architect U.S. Quantitative Momentum ETF	0.49%
Alpha Architect International Quantitative Momentum ETF	0.59%
Alpha Architect Value Momentum Trend ETF	0.45%

The Adviser has contractually agreed to waive all or a portion of its management fee for the Alpha Architect Value Momentum Trend ETF until at least February 1, 2020 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.79% of the Fund’s daily net assets. This waiver agreement may be terminated only by agreement of the investment adviser and the Fund’s Board of Trustees.

Prior to January 31, 2019, the table below represents the annual rate based on average daily net assets that each Fund paid the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.79%
Alpha Architect International Quantitative Value ETF	0.79%
Alpha Architect U.S. Quantitative Momentum ETF	0.79%
Alpha Architect International Quantitative Momentum ETF	0.79%
Alpha Architect Value Momentum Trend ETF	0.45%

The Adviser had previously contractually agreed to waive the unitary management fee of 0.45% for the Alpha Architect Value Momentum Trend ETF up to January 31, 2019. The fee waived is not subject to recoupment.

On December 21, 2015, a Participation Agreement was executed between Advanced Alpha Architect, L.P. (“Investing Fund”), a limited partnership organized under the laws of the State of Delaware, and the Trust. Alpha Architect, LLC is the General Partner of the Investing Fund and conducts the investment program of the Investing Fund. Each of the Investing Fund and Alpha Architect, LLC is an affiliate of the Adviser.

As of September 30, 2019, Advanced Alpha Architect, L.P. owned shares of the Funds as follows:

	Shares	% Ownership
Alpha Architect U.S. Quantitative Value ETF	54,984	1.67
Alpha Architect International Quantitative Value ETF	69,670	2.32
Alpha Architect U.S. Quantitative Momentum ETF	50,712	2.74
Alpha Architect International Quantitative Momentum ETF	67,263	3.06
Alpha Architect Value Momentum Trend ETF	-	-

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2019, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$131,083,062	$74,297,139
Alpha Architect International Quantitative Value ETF	94,883,520	65,356,191
Alpha Architect U.S. Quantitative Momentum ETF	137,129,697	77,298,435
Alpha Architect International Quantitative Momentum ETF	143,433,571	76,836,673
Alpha Architect Value Momentum Trend ETF	152,389,172	178,928,335

For the fiscal year ended September 30, 2019, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$8,566,741	$84,701,220
Alpha Architect International Quantitative Value ETF	-	38,010,304
Alpha Architect U.S. Quantitative Momentum ETF	12,462,537	91,615,005
Alpha Architect International Quantitative Momentum ETF	2,537,590	70,359,284
Alpha Architect Value Momentum Trend ETF	8,547,220	35,088,131

For the fiscal year ended September 30, 2019, short term and long term gains on in-kind transactions were as follows:

	Short Term	Long Term
Alpha Architect U.S. Quantitative Value ETF	$6,273,821	$1,857,651
Alpha Architect International Quantitative Value ETF	3,374,740	1,077,378
Alpha Architect U.S. Quantitative Momentum ETF	10,538,161	1,087,927
Alpha Architect International Quantitative Momentum ETF	6,325,507	452,800
Alpha Architect Value Momentum Trend ETF	345,268	1,682,571

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs during the fiscal year ended September 30, 2019:

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

	Alpha	Alpha Architect		Alpha Architect
	Architect U.S.	International	Alpha Architect	International
	Quantitative	Quantitative	U.S. Quantitative	Quantitative
	Value ETF	Value ETF	Momentum ETF	Momentum ETF	Total
Value Beginning of Period	$29,345,942	$33,678,558	$35,830,084	$32,100,326	$130,954,910
Purchases	1,961,520	2,251,322	2,223,044	2,534,285	8,970,171
Proceeds from Sales	(10,085,659)	(9,593,142)	(14,529,884)	(8,840,143)	(43,048,828)
Net Realized Gains (Losses)	610,186	(647,545)	898,227	(101,128)	759,740
Change in Unrealized Appreciation (Depreciation)	(3,274,972)	(3,373,461)	(5,168,593)	(3,186,485)	(15,003,511)
Value End of Period	18,557,017	22,315,732	19,252,878	22,506,855	82,632,482
Dividend Income	407,778	682,736	13,112	325,122	1,428,748
Capital Gains Distributions	-	-	-	-	-

	Alpha	Alpha Architect		Alpha Architect
	Architect U.S.	International	Alpha Architect	International
	Quantitative	Quantitative	U.S. Quantitative	Quantitative
	Value ETF	Value ETF	Momentum ETF	Momentum ETF
Shares, Beginning of Period	946,338	1,096,450	1,053,826	1,125,419
Number of Shares Purchased	74,537	86,586	84,683	104,737
Number of Shares Sold	(354,794)	(353,350)	(497,253)	(351,706)
Shares, End of Period	666,081	829,686	641,256	878,450

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2019 were as follows*:

	Alpha Architect U.S. Quantitative	Alpha Architect International Quantitative	Alpha Architect U.S. Quantitative	Alpha Architect International Quantitative	Alpha Architect Value Momentum
	Value ETF	Value ETF	Momentum ETF	Momentum ETF	Trend ETF
Tax cost of Investments	$93,685,796	$86,435,194	$53,580,357	$54,673,479	$68,853,939
Gross tax unrealized appreciation	4,703,031	4,967,143	4,112,390	3,150,093	1,465,188
Gross tax unrealized depreciation	(6,554,868)	(11,766,503)	(2,151,544)	(1,555,659)	(10,120,777)
Net tax unrealized appreciation (depreciation)	$(1,851,837)	$(6,799,360)	$1,960,846	$1,594,434	$(8,655,589)
Undistributed ordinary income	188,094	502,828	-	108,231	820,897
Undistributed long-term gain	-	-	-	-	-
Total distributable earnings	188,094	502,828	-	108,231	820,897
Other accumulated gain (loss)	(37,731,019)	(16,661,784)	(23,873,479)	(26,216,124)	(11,940,681)
Total accumulated gain (loss)	$(39,394,762)	$(22,958,316)	$(21,912,633)	$(24,513,459)	$(19,775,373)

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At September 30, 2019, the following funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Late Year	Capital
	Loss Deferral	Loss Deferral
Alpha Architect U.S. Quantitative Value ETF	$-	$-
Alpha Architect International Quantitative Value ETF	-	-
Alpha Architect U.S. Quantitative Momentum ETF	75,391	-
Alpha Architect International Quantitative Momentum ETF	-	-
Alpha Architect Value Momentum Trend ETF	-	-

At September 30, 2019, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Alpha Architect U.S. Quantitative Value ETF	$(29,354,097)	$(8,376,922)
Alpha Architect International Quantitative Value ETF	(13,615,915)	(3,045,869)
Alpha Architect U.S. Quantitative Momentum ETF	(23,798,088)	-
Alpha Architect International Quantitative Momentum ETF	(26,216,124)	-
Alpha Architect Value Momentum Trend ETF	(11,806,192)	(134,489)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal years ended September 30, 2019 and September 30, 2018 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2019	September 30, 2018
	Ordinary Income	Ordinary Income
Alpha Architect U.S. Quantitative Value ETF	$1,800,483	$1,256,550
Alpha Architect International Quantitative Value ETF	2,390,973	2,390,699
Alpha Architect U.S. Quantitative Momentum ETF	34,407	-
Alpha Architect International Quantitative Momentum ETF	763,251	523,749
Alpha Architect Value Momentum Trend ETF	483,624	1,043,909

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2019

NOTE 8 – CHANGE IN PRINCIPAL INVESTMENT STRATEGY

Effective February 1, 2017, each of the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF changed its principal investment strategy from an “active management” investment approach to a “passive management” (also known as indexing) investment approach designed to track the performance, before fees and expenses, of each Fund’s index. Each index is based on a proprietary methodology developed by Empirical Finance, LLC, doing business as Alpha Architect, and licensed to Empowered Funds, LLC, the Funds’ investment adviser and an indirect subsidiary of Alpha Architect.

NOTE 9 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

Spicer Jeffries llp Certified Public Accountants

4601 DTC BOULEVARD • SUITE 700

DENVER, COLORADO 80237

TELEPHONE: (303) 753-1959

FAX: (303) 753-0338

www.spicerjeffries.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

Alpha Architect ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Alpha Architect U.S. Quantitative Value ETF (“QVAL”), Alpha Architect International Quantitative Value ETF (“IVAL”), Alpha Architect U.S. Quantitative Momentum ETF (“QMOM”), Alpha Architect International Quantitative Momentum ETF (“IMOM”), and Alpha Architect Value Momentum Trend ETF (“VMOT”) (each a series of Alpha Architect ETF Trust, the “Trust” and collectively, the “Funds”) including the schedules of investments as of September 30, 2019, the related statements of operations for the year then ended, and the statements of changes in net assets for the years ended September 30, 2019 and 2018, and financial highlights for the years then ended September 30, 2019, 2018, and 2017 (QVAL, IVAL, QMOM, and IMOM), and financial highlights for the years then ended September 30, 2019 and 2018, and the period from May 3, 2017 to September 30, 2017 (VMOT), and the related notes and schedules (collectively referred to as the financial statements).

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2019, and the results of their operations for the year then ended, changes in net assets for the years ended September 30, 2019 and 2018, and financial highlights for the years ended September 30, 2019, 2018, and 2017 (QVAL, IVAL, QMOM, and IMOM) and the years ended September 30, 2019 and 2018 and the period from May 3, 2017 to September 30, 2017 (VMOT), in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the year ended September 30, 2016 (QVAL, IVAL), for the period December 2, 2015 to September 30, 2016 (QMOM), for the period December 23, 2015 to September 30, 2016 (IMOM), for the period October 22, 2014 to September 30, 2015 (QVAL) and for the period December 17, 2014 to September 30, 2015 (IVAL) were audited by other auditors whose report dated November 11, 2016 expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Trust’s auditor since 2016.

Denver, Colorado

November 26, 2019

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Period Ended		Fiscal Period Ended
	September 30, 2015		September 30, 2015

	Number of	% of Total Trade	Number of	% of Total Trade
Premium/Discount Range	Trading Days	Days	Trading Days	Days

1.00% or more	0	0.00%	13	6.53%
0.75% to 0.999%	3	1.26%	14	7.04%
0.50% to 0.749%	2	0.84%	25	12.56%
0.25% to 0.499%	12	5.04%	44	22.10%
0.00% to 0.249%	151	63.45%	34	17.09%
-0.001% to -0.249%	60	25.21%	28	14.07%
-0.25% to -0.499%	6	2.52%	14	7.04%
-0.50% to -0.749%	3	1.26%	11	5.53%
-0.75% to -0.999%	1	0.42%	3	1.51%
-1.00% or more	0	0.00%	13	6.53%
	238	100.00%	199	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Year Ended		Fiscal Year Ended
	September 30, 2016		September 30, 2016

	Number of	% of Total Trade	Number of	% of Total Trade
Premium/Discount Range	Trading Days	Days	Trading Days	Days

1.00% or more	0	0.00%	34	13.44%
0.75% to 0.999%	3	1.19%	21	8.30%
0.50% to 0.749%	5	1.98%	26	10.28%
0.25% to 0.499%	12	4.74%	31	12.25%
0.00% to 0.249%	95	37.55%	23	9.09%
-0.001% to -0.249%	106	41.89%	29	11.47%
-0.25% to -0.499%	19	7.51%	29	11.46%
-0.50% to -0.749%	6	2.37%	27	10.67%
-0.75% to -0.999%	5	1.98%	12	4.74%
-1.00% or more	2	0.79%	21	8.30%
	253	100.00%	253	100.00%

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Period Ended		Fiscal Period Ended
	September 30, 2016		September 30, 2016

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	12	5.69%	34	17.35%
0.75% to 0.999%	4	1.90%	14	7.14%
0.50% to 0.749%	13	6.16%	21	10.71%
0.25% to 0.499%	15	7.11%	36	18.38%
0.00% to 0.249%	65	30.80%	25	12.76%
-0.001% to -0.249%	47	22.27%	21	10.71%
-0.25% to -0.499%	23	10.90%	11	5.61%
-0.50% to -0.749%	10	4.74%	7	3.57%
-0.75% to -0.999%	5	2.37%	6	3.06%
-1.00% or more	17	8.06%	21	10.71%
	211	100.00%	196	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Year Ended		Fiscal Year Ended
	September 30, 2017		September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	1	0.40%	10	3.98%
0.75% to 0.999%	1	0.40%	24	9.56%
0.50% to 0.749%	2	0.80%	45	17.93%
0.25% to 0.499%	19	7.57%	67	26.70%
0.00% to 0.249%	113	45.01%	55	21.92%
-0.001% to -0.249%	101	40.24%	26	10.36%
-0.25% to -0.499%	12	4.78%	12	4.78%
-0.50% to -0.749%	2	0.80%	4	1.59%
-0.75% to -0.999%	0	0.00%	4	1.59%
-1.00% or more	0	0.00%	4	1.59%
	251	100.00%	251	100.00%

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Year Ended		Fiscal Year Ended
	September 30, 2017		September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	5	1.99%	6	2.39%
0.75% to 0.999%	4	1.59%	31	12.35%
0.50% to 0.749%	9	3.59%	44	17.53%
0.25% to 0.499%	22	8.76%	61	24.30%
0.00% to 0.249%	82	32.68%	51	20.32%
-0.001% to -0.249%	81	32.27%	24	9.56%
-0.25% to -0.499%	23	9.16%	20	7.97%
-0.50% to -0.749%	13	5.18%	11	4.38%
-0.75% to -0.999%	6	2.39%	2	0.80%
-1.00% or more	6	2.39%	1	0.40%
	251	100.00%	251	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect Value
	Momentum Trend
	ETF
	Fiscal Period Ended
	September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	2	1.89%
0.25% to 0.499%	24	22.64%
0.00% to 0.249%	58	54.71%
-0.001% to -0.249%	17	16.04%
-0.25% to -0.499%	5	4.72%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	106	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Year Ended		Fiscal Year Ended
	September 30, 2018		September 30, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	10	3.98%
0.75% to 0.999%	0	0.00%	11	4.38%
0.50% to 0.749%	2	0.80%	47	18.73%
0.25% to 0.499%	11	4.38%	65	25.90%
0.00% to 0.249%	142	56.57%	59	23.51%
-0.001% to -0.249%	90	35.86%	35	13.94%
-0.25% to -0.499%	5	1.99%	11	4.38%
-0.50% to -0.749%	0	0.00%	6	2.39%
-0.75% to -0.999%	0	0.00%	2	0.80%
-1.00% or more	1	0.40%	5	1.99%
	251	100.00%	251	100.00%

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Year Ended		Fiscal Year Ended
	September 30, 2018		September 30, 2018

	Number of	% of Total Trade	Number of	% of Total Trade
Premium/Discount Range	Trading Days	Days	Trading Days	Days

1.00% or more	6	2.39%	22	8.76%
0.75% to 0.999%	7	2.79%	22	8.76%
0.50% to 0.749%	13	5.18%	46	18.33%
0.25% to 0.499%	19	7.57%	69	27.49%
0.00% to 0.249%	73	29.08%	46	18.33%
-0.001% to -0.249%	78	31.08%	23	9.16%
-0.25% to -0.499%	29	11.55%	9	3.59%
-0.50% to -0.749%	10	3.98%	6	2.39%
-0.75% to -0.999%	9	3.59%	3	1.20%
-1.00% or more	7	2.79%	5	1.99%
	251	100.00%	251	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect Value
	Momentum Trend
	ETF
	Fiscal Year Ended
	September 30, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	1	0.40%
0.50% to 0.749%	5	1.99%
0.25% to 0.499%	45	17.93%
0.00% to 0.249%	143	56.96%
-0.001% to -0.249%	43	17.13%
-0.25% to -0.499%	9	3.59%
-0.50% to -0.749%	2	0.80%
-0.75% to -0.999%	2	0.80%
-1.00% or more	1	0.40%
	251	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Year Ended		Fiscal Year Ended
	September 30, 2019		September 30, 2019

	Number of	% of Total Trade	Number of	% of Total Trade
Premium/Discount Range	Trading Days	Days	Trading Days	Days

1.00% or more	0	0.00%	5	1.99%
0.75% to 0.999%	2	0.80%	5	1.99%
0.50% to 0.749%	1	0.40%	17	6.77%
0.25% to 0.499%	6	2.39%	34	13.55%
0.00% to 0.249%	136	54.17%	54	21.51%
-0.001% to -0.249%	97	38.65%	46	18.33%
-0.25% to -0.499%	6	2.39%	38	15.14%
-0.50% to -0.749%	3	1.20%	23	9.16%
-0.75% to -0.999%	0	0.00%	8	3.19%
-1.00% or more	0	0.00%	21	8.37%
	251	100.00%	251	100.00%

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Year Ended		Fiscal Year Ended
	September 30, 2019		September 30, 2019

	Number of	% of Total Trade	Number of	% of Total Trade
Premium/Discount Range	Trading Days	Days	Trading Days	Days

1.00% or more	3	1.20%	3	1.20%
0.75% to 0.999%	1	0.40%	7	2.79%
0.50% to 0.749%	3	1.20%	13	5.18%
0.25% to 0.499%	7	2.79%	45	17.93%
0.00% to 0.249%	109	43.43%	72	28.68%
-0.001% to -0.249%	111	44.21%	55	21.91%
-0.25% to -0.499%	10	3.98%	28	11.16%
-0.50% to -0.749%	4	1.59%	10	3.98%
-0.75% to -0.999%	1	0.40%	10	3.98%
-1.00% or more	2	0.80%	8	3.19%
	251	100.00%	251	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect Value
	Momentum Trend
	ETF
	Fiscal Year Ended
	September 30, 2019

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	1	0.40%
0.50% to 0.749%	2	0.80%
0.25% to 0.499%	6	2.39%
0.00% to 0.249%	94	37.45%
-0.001% to -0.249%	132	52.58%
-0.25% to -0.499%	15	5.98%
-0.50% to -0.749%	1	0.40%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	251	100.00%

ALPHA ARCHITECT ETF TRUST

Expense Example (Unaudited)

September 30, 2019

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2019 to

September 30, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period April 1, 2019 to September 30, 2019

Alpha Architect U.S. Quantitative Value ETF[1]
Actual	0.49%	$1,000.00	$980.70	$2.43
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.61	2.48
Alpha Architect International Quantitative Value ETF[1]
Actual	0.59%	$1,000.00	$975.10	$2.92
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,022.11	2.99
Alpha Architect U.S. Quantitative Momentum ETF [1]
Actual	0.49%	$1,000.00	$1,018.20	$2.48
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.61	2.48
Alpha Architect International Quantitative Momentum ETF [1]
Actual	0.59%	$1,000.00	$1,007.00	$2.97
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,022.11	2.99
Alpha Architect Value Momentum Trend ETF[1,2]
Actual	2.74%	$1,000.00	$951.60	13.41
Hypothetical (5% annual return before expenses)	2.74%	1,000.00	1,011.33	13.82

1. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.

2. The Advisor has waived fees incurred by the Fund that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, to prevent management fees from exceeding 0.79% of the Fund’s daily net assets.

Alpha Architect ETF Trust

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	100.00%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	100.00%
Alpha Architect Value Momentum Trend ETF	99.96%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2019 was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	0.00%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	32.33%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00% (unaudited).

ALPHA ARCHITECT ETF TRUST

Foreign Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended September 30, 2019. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Distribution Derived From
	Tax Credit Paid	Amount	Foreign Sourced Income
Alpha Architect International Quantitative Value ETF	$251,734	$0.0839	100.00%
Alpha Architect International Quantitative Momentum ETF	96,942	0.0441	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015) COO, Alpha Architect (Since 2014) Director, Corporate Strategy, Algeco Scotsman (2013 – 2014) Management Consultant, Boston Consulting Group (2010 – 2013)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	7	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present); Co-founder and CEO, Apptempo (2013 – 2015); Head of Product, Dataminr (2011 – 2013); Fund of Funds analyst, Merrill Lynch (2005 – 2009)	7	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of the International Journal of Managerial Finance (2005 - present), Atlantic Economic Journal (2014 – 2015) and Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present); Member of Bloomberg’s Tradebook Advisory Council (2012 - 2014).	7	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY

(Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC

213 Foxcroft Road

Broomall, PA 19008

Distributor

Quasar Distributors, LLC

615 East Michigan Street, 4th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, CO 80237

Legal Counsel

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

Alpha Architect U.S. Quantitative Value ETF

Symbol – QVAL

CUSIP – 02072L102

Alpha Architect International Quantitative Value ETF

Symbol – IVAL

CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF

Symbol – QMOM

CUSIP – 02072L409

Alpha Architect International Quantitative Momentum ETF

Symbol – IMOM

CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF

Symbol – VMOT

CUSIP – 02072L508

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Alpha Architect U.S. Quantitative Value ETF

	FYE 9/30/2019	FYE 9/30/2018
Audit Fees	$8,750	$8,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,000
All Other Fees	N/A	N/A

Alpha Architect International Quantitative Value ETF

	FYE 9/30/2019	FYE 9/30/2018
Audit Fees	$8,750	$8,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,000
All Other Fees	N/A	N/A

Alpha Architect U.S. Quantitative Momentum ETF

	FYE 9/30/2019	FYE 9/30/2018
Audit Fees	$8,750	$8,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,000
All Other Fees	N/A	N/A

Alpha Architect International Quantitative Momentum ETF

	FYE 9/30/2019	FYE 9/30/2018
Audit Fees	$8,750	$8,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,000
All Other Fees	N/A	N/A

Alpha Architect Value Momentum Trend ETF

	FYE 9/30/2019	FYE 9/30/2018
Audit Fees	$6,750	$6,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Alpha Architect U.S. Quantitative Value ETF

	FYE 9/30/2019	FYE 9/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect International Quantitative Value ETF

	FYE 9/30/2019	FYE 9/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect U.S. Quantitative Momentum ETF

	FYE 9/30/2019	FYE 9/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect International Quantitative Momentum ETF

	FYE 9/30/2019	FYE 9/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect Value Momentum Trend ETF

	FYE 9/30/2019	FYE 9/30/2018
Audit Fees	0%	0%
Audit-Related Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Alpha Architect U.S. Quantitative Value ETF

Non-Audit Related Fees	FYE 9/30/2019	FYE 9/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect International Quantitative Value ETF

Non-Audit Related Fees	FYE 9/30/2019	FYE 9/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect U.S. Quantitative Momentum ETF

Non-Audit Related Fees	FYE 9/30/2019	FYE 9/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect International Quantitative Momentum ETF

Non-Audit Related Fees	FYE 9/30/2019	FYE 9/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect Value Momentum Trend ETF

Non-Audit Related Fees	FYE 9/30/2019	FYE 9/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	February 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	February 20, 2020

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date	February 20, 2020